Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2024
Stock-Based Compensation [Abstract]
Schedule of Stock Option Activities	Activity in the Old Nukk Plan for the years ended September 30, 2024 and 2023 is summarized as follows:
	Number of Options	Weighted Average Exercise Price
Outstanding at September 30, 2022	20,896	$187.87
Expired	(5,358)	(186.67)
Outstanding at September 30, 2023 and 2024	15,538	188.28
Options exercisable at September 30, 2024	15,180	$189.75
Options expected to vest	358	$126.00